Stockholders' equity and dividend payment, Stock repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Repurchases [Abstract]
Share repurchases (in shares)	4,326,379	5,513,254	0
Aggregate consideration	$ 24,758	$ 32,178
Average price (in dollars per share)	$ 5.71	$ 5.82